TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 0	$ 105,334
Deferred tax liabilities	120,658	126,052
Accrued income tax liabilities	1,200,000	1,400,000
Interest and penalty	0	0
Accrued liabilities for commissions, expense	900,000	600,000
Income tax interest and penality	$ 0	$ 0